Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Capital Lease Obligations [Abstract]
Schedule of future payments under capital leases

2014	$62,499
2015	39,741
2016	12,457
2017	-
2018	-
Total minimum lease payments	114,697
Less amounts representing interest	(12,347)
Present value of net minimum lease payments	102,350
Less current portion	(53,726)
Long-term capital lease obligation	$48,624